Employee Benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Short-term employee benefits accruals	$ 38,317,445	$ 42,254,937
Long term employee benefits accruals	0	0
Current net defined benefit liability	395,848	929,338
Non-current net defined benefit liability	39,586,368	41,843,524
Current provisions for employee benefits	38,713,293	43,184,275
Provisions for employee benefits	$ 39,586,368	$ 41,843,524